REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
SCHEDULE OF REVENUE
The Company’s revenue was as follows:

	For the year ended December 31,
	2024	2023	2022

Non-lease components of rental arrangements	$4,772,755	$4,194,415	$3,287,013
Other	281,024	108,564	92,998
Revenue from contracts with customers (IFRS 15)	5,053,779	4,302,979	3,380,011
Rental income	38,808,593	35,133,364	28,603,556
Total revenues	$43,862,372	$39,436,343	$31,983,567

SCHEDULE OF MIMIMUM LEASE PAYMENTS UNDER NON-CANCELLABLE OPERATING LEASES
The following table summarizes the Company’s minimum lease payments under non-cancellable operating leases as of December 31, 2024:

Amount

2025	$45,233,302
2026	42,431,635
2027	39,192,200
2028	30,811,418
2029	24,885,424
Thereafter	80,013,009
Total	$262,566,988